LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Cost	R$ 934,796
Amortization	594,690
Balance to be amortized	340,106	R$ 320,053
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	434,970
Amortization	255,182
Balance to be amortized	179,788	210,822
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	119,769
Balance to be amortized	5,453	10,838
Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Cost	191,710
Amortization	132,897
Balance to be amortized	58,813	75,520
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	59,216
Amortization	16,279
Balance to be amortized	42,937	9,984
BNDES
LOANS, FINANCING AND DEBENTURES
Cost	63,588
Amortization	52,692
Balance to be amortized	10,896	12,016
IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Cost	41,943
Amortization	459
Balance to be amortized	41,484
Others
LOANS, FINANCING AND DEBENTURES
Cost	18,147
Amortization	17,412
Balance to be amortized	R$ 735	R$ 873